BASIS OF PRESENTATION - Schedule of subsidiaries (Details)	Dec. 31, 2025
Starfighters International, Inc. (Florida) [Member]
Noncontrolling Interest [Line Items]
Ownership	100.00%
Starfighters, Inc. [Member]
Noncontrolling Interest [Line Items]
Ownership	100.00%
Starfighters International, Inc. (Texas) [Member]
Noncontrolling Interest [Line Items]
Ownership	100.00%